Segment Information (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Company’s Net Revenue by Geographic Region

The Company’s net revenue by geographic region, based on ship-to location, is summarized as follows:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025

United States	$761	$2,108	$3,408	$7,421
Other	28	242	226	609
Total net revenue	$789	$2,350	$3,634	$8,030

The Company’s net revenue by geographic region, based on ship-to location, are summarized as follows:

	Year ended September 30,
	2025	2024

United States	$9,152	$5,699
China	—	288
Other	760	455
Total net revenue	$9,912	$6,442